787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

August 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:        AQR Funds

     Securities Act File No. 333-153445

     Investment Company Act File No. 811-22235

     Post-Effective Amendment No. 119

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 119 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the AQR Volatility Risk Premium Fund. It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on October 15, 2018.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	William Fenrich, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.

Rose F. DiMartino, Esq.

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